Note 4 - Vessels, Net - Summary of Vessels (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Net Book Value	$ 149,022,023
- Depreciation for the year	(10,966,621)	$ (10,757,177)	$ (7,656,638)
Net Book Value	203,528,116	149,022,023
Vessels [Member]
Costs	185,368,915	175,645,852
Accumulated Depreciation	(36,346,892)	(47,153,033)
Net Book Value	149,022,023	128,492,819
- Depreciation for the year	(10,966,621)	(10,757,177)
- Vessel acquisitions and improvements	65,472,714	37,802,299
- Sale of vessel, Cost		(28,079,236)
- Sale of vessel, accumulated depreciation		21,563,318
- Sale of vessel		(6,515,918)
Costs	250,841,629	185,368,915	175,645,852
Accumulated Depreciation	(47,313,513)	(36,346,892)	(47,153,033)
Net Book Value	$ 203,528,116	$ 149,022,023	$ 128,492,819